SHAREHOLDERS' CAPITAL - Classes of share capital (Details) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021
Disclosure of classes of share capital [line items]
Balance, beginning of period	$ (594,822)
Share-based units exercised		$ (162)
Balance, end of period	$ (311,537)	(413,040)	$ (594,822)
Issued capital
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	48,078,637
Balance, beginning of period	$ 1,537,863
Balance, end of period (in shares)	48,078,637		48,078,637
Balance, end of period	$ 1,537,863	$ 1,246,991	$ 1,537,863
Ordinary shares | Issued capital
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	48,078,637	4,594,371	4,594,371
Balance, beginning of period	$ 1,537,863	$ 1,099,864	$ 1,099,864
Share-based awards exercised (in shares)			91,854
Share-based units exercised		162	$ 929
Issuance of shares due to recapitalization (in shares)	0		43,392,412
Issuance of shares due to Recapitalization	$ 0		$ 438,642
Issuance cost			$ (1,572)
Balance, end of period (in shares)	48,078,637		48,078,637
Balance, end of period	$ 1,537,863	$ 1,100,026	$ 1,537,863
Preference shares | Issued capital
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	0	4,662,165	4,662,165
Balance, beginning of period	$ 0	$ 146,965	$ 146,965
Exchanged to common shares (in shares)	0		(4,662,165)
Exchanged to common shares	$ 0		$ (146,965)
Balance, end of period (in shares)			0
Balance, end of period		$ 146,965	$ 0